First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 47.1%
	Collateralized Mortgage Obligations – 21.9%
	Banc of America Mortgage Trust
$45,279	Series 2002-L, Class 1A1 (a)	3.56%	12/01/32	$34,038
	Citigroup Mortgage Loan Trust
79,237	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (b)	6.08%	09/01/35	78,080
12,198	Series 2009-10, Class 1A1 (a) (c)	4.12%	09/01/33	11,903
181,183	Series 2012-7, Class 10A2 (a) (c) (d)	4.09%	09/01/36	164,411
	Connecticut Avenue Securities Trust
1,000,000	Series 2019-R01, Class 2B1, 1 Mo. LIBOR + 4.35% (b) (c)	8.86%	07/25/31	1,039,160
	Countrywide Home Loan Mortgage Pass-Through Trust
245,959	Series 2006-HYB5, Class 3A1A (a)	3.78%	09/01/36	214,119
	Credit Suisse Mortgage Trust
282,328	Series 2017-FHA1, Class A1 (c)	3.25%	04/01/47	257,105
	DSLA Mortgage Loan Trust
262,115	Series 2004-AR3, Class 2A2A, 1 Mo. LIBOR + 0.74% (b)	5.21%	07/19/44	234,041
	Flagstar Mortgage Trust
1,108,754	Series 2021-9INV, Class A1 (c)	2.50%	09/01/41	988,644
	GSR Mortgage Loan Trust
2,475	Series 2003-10, Class 1A12 (a)	3.94%	10/01/33	2,375
80,925	Series 2005-AR1, Class 4A1 (a)	3.19%	01/01/35	70,373
	JP Morgan Mortgage Trust
233,952	Series 2006-A2, Class 4A1 (a)	3.65%	08/01/34	232,381
40,887	Series 2006-A2, Class 5A3 (a)	4.18%	11/01/33	39,218
26,798	Series 2014-2, Class 1A1 (c)	3.00%	06/01/29	25,144
	MASTR Alternative Loan Trust
3,550,401	Series 2006-2, Class 2A3, 1 Mo. LIBOR + 0.35% (b)	4.86%	03/25/36	396,388
	MASTR Asset Securitization Trust
21,440	Series 2003-11, Class 6A16	5.25%	12/01/33	20,373
	MortgageIT Trust
54,794	Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (b)	6.02%	05/01/35	51,118
	New Residential Mortgage Loan Trust
215,913	Series 2014-2A, Class A2 (c)	3.16%	05/01/54	201,377
	Pretium Mortgage Credit Partners I LLC
1,000,000	Series 2021-NPL2, Class A2 (c) (e)	3.84%	06/27/60	849,587
	PRKCM Trust
1,000,000	Series 2021-AFC1, Class B2 (c)	3.95%	08/01/56	595,719
	Residential Accredit Loans, Inc.
73,892	Series 2006-QO1, Class 2A1, 1 Mo. LIBOR + 0.54% (b)	5.05%	02/25/46	46,850
733,014	Series 2006-QS6, Class 1AV, IO (a)	0.77%	06/01/36	15,835
	Residential Asset Securitization Trust
19,910	Series 2004-A3, Class A7	5.25%	06/01/34	19,341
	Roc Mortgage Trust
1,000,000	Series 2021-RTL1, Class M (c)	5.68%	08/25/26	857,124
	RUN Trust
944,842	Series 2022-NQM1, Class A1 (c)	4.00%	03/01/67	902,885
	Starwood Mortgage Residential Trust
927,024	Series 2022-3, Class A1 (c)	4.16%	03/01/67	908,760
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
10,841	Series 2001-SB1, Class A2	3.38%	08/01/31	10,723
	VCAT LLC
1,000,000	Series 2021-NPL5, Class A2 (c) (e)	3.84%	08/25/51	854,268
1,000,000	Series 2021-NPL6, Class A2 (c) (e)	3.97%	09/25/51	865,567
	Vendee Mortgage Trust
35,776,345	Series 2010-1, Class DI, IO (a)	0.25%	04/01/40	263,196

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	VOLT CI LLC
$1,000,000	Series 2021-NP10, Class A2 (c) (e)	4.83%	05/25/51	$911,659
	WaMu Mortgage Pass-Through Certificates
152,649	Series 2004-AR13, Class A1A, 1 Mo. LIBOR + 0.72% (b)	5.23%	11/25/34	140,958
	Washington Mutual Alternative Mortgage Pass-Through Certificates
10,616	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (f)	12.44%	06/25/37	13,583
	WinWater Mortgage Loan Trust
232,909	Series 2015-3, Class B1 (a) (c)	3.85%	03/01/45	209,614
				11,525,917
	Commercial Mortgage-Backed Securities – 25.2%
	BAMLL Commercial Mortgage Securities Trust
1,000,000	Series 2013-WBRK, Class A (a) (c)	3.53%	03/01/37	915,503
	BBCMS Mortgage Trust
1,000,000	Series 2018-TALL, Class A, 1. Mo. LIBOR + 0.72% (b) (c)	5.18%	03/15/37	930,847
	Benchmark Mortgage Trust
1,000,000	Series 2020-IG2, Class UBRD (a) (c)	3.51%	09/01/48	856,647
	Citigroup Commercial Mortgage Trust
4,242,664	Series 2015-GC29, Class XA (a)	1.02%	04/01/48	75,406
8,751,310	Series 2016-GC37, Class XA (a)	1.65%	04/01/49	348,037
5,596,381	Series 2016-P4, Class XA (a)	1.89%	07/01/49	267,867
	COMM Mortgage Trust
469,036	Series 2013-LC13, Class XA (a)	0.96%	08/01/46	1,278
122,774,000	Series 2014-UBS6, Class XB (a) (c)	0.04%	12/01/47	127,059
3,829,000	Series 2015-CCRE26, Class XD (a) (c)	1.22%	10/01/48	108,510
15,379,770	Series 2015-LC21, Class XA (a)	0.65%	07/01/48	189,708
	Credit Suisse Mortgage Capital Certificates
1,000,000	Series 2021-980M, Class G (a) (c)	3.54%	07/15/31	690,703
	Credit Suisse Mortgage Trust
1,000,000	Series 2022-CNTR, Class A, 1 Mo. Term SOFR + 3.94% (b) (c)	8.42%	01/15/24	890,946
	GS Mortgage Securities Corp Trust
1,000,000	Series 2018-3PCK, Class C, 1 Mo. LIBOR + 3.50% (b) (c)	7.96%	09/15/31	932,011
	GS Mortgage Securities Trust
885,123	Series 2012-GCJ9, Class D (a) (c)	4.80%	11/01/45	822,698
	Hawaii Hotel Trust
1,000,000	Series 2019-MAUI, Class A, 1 Mo. LIBOR + 1.15% (b) (c)	5.61%	05/15/38	983,829
	Houston Galleria Mall Trust
1,000,000	Series 2015-HGLR, Class D (c)	3.98%	03/01/37	889,786
	Hudsons Bay Simon JV Trust
414,757	Series 2015-HBFL, Class DFL, 1 Mo. LIBOR + 3.90% (b) (c)	8.30%	08/05/34	293,507
	JP Morgan Chase Commercial Mortgage Securities Trust
3,127,120	Series 2016-JP4, Class XA (a)	0.58%	12/01/49	52,865
969,086	Series 2018-PHH, Class A, 1 Mo. LIBOR + 1.21% (b) (c)	5.67%	06/15/35	893,347
	LSTAR Commercial Mortgage Trust
1,500,000	Series 2017-5, Class D (a) (c)	4.67%	03/01/50	1,181,314
20,754,366	Series 2017-5, Class X (a) (c)	0.79%	03/01/50	419,211
	MBRT
1,000,000	Series 2019-MBR, Class H1, 1 Mo. LIBOR + 4.35% (b) (c)	8.81%	11/15/36	961,115
	Morgan Stanley Bank of America Merrill Lynch Trust
1,844	Series 2013-C7, Class B	3.77%	02/01/46	1,838
21,395,827	Series 2014-C16, Class XA (a)	0.91%	06/01/47	131,571
1,921,818	Series 2014-C19, Class XA (a)	0.95%	12/01/47	24,139
5,632,500	Series 2014-C19, Class XE (a) (c)	1.18%	12/01/47	116,129
446,151	Series 2016-C31, Class XA (a)	1.27%	11/01/49	15,891

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Morgan Stanley Capital I Trust
$2,180,000	Series 2016-UBS9, Class XD (a) (c)	1.59%	03/01/49	$95,575
	Wells Fargo Commercial Mortgage Trust
1,341,612	Series 2015-C26, Class XA (a)	1.19%	02/01/48	25,250
				13,242,587
	Total Mortgage-Backed Securities			24,768,504
	(Cost $28,044,288)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 42.9%
	Collateralized Mortgage Obligations – 25.6%
	Federal Home Loan Mortgage Corp.
2,278	Series 2303, Class SW, IO, ECOFIN x -15.87 + 121.11%, Capped at 10.00% (f)	10.00%	03/01/24	89
32,374	Series 2334, Class QS, 1 Mo. LIBOR x -3.5 + 28.18% (f)	12.57%	07/15/31	34,387
134,920	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (f)	6.50%	03/01/32	19,086
643,328	Series 2975, Class SJ, IO, 1 Mo. LIBOR x -1 + 6.65% (f)	2.19%	05/15/35	54,386
169,761	Series 3012, Class GK, 1 Mo. LIBOR x -4.5 + 24.75% (f)	4.68%	06/15/35	185,736
52,323	Series 3410, Class HC	5.50%	02/01/38	54,022
15,065	Series 3451, Class SB, IO, 1 Mo. LIBOR x -1 + 6.03% (f)	1.57%	05/15/38	1,264
231,856	Series 3471, Class SD, IO, 1 Mo. LIBOR x -1 + 6.08% (f)	1.62%	12/15/36	20,793
250,000	Series 3797, Class KB	4.50%	01/01/41	253,570
14,001	Series 4021, Class IP, IO	3.00%	03/01/27	555
219,974	Series 4057, Class YI, IO	3.00%	06/01/27	9,259
457,166	Series 4082, Class PI, IO	3.00%	06/01/27	19,077
2,416,748	Series 4142, Class IO, IO	3.00%	12/01/27	105,846
286,515	Series 4206, Class IA, IO	3.00%	03/01/33	25,423
2,048,723	Series 4459, Class EI, IO	6.00%	06/01/36	208,749
287,168	Series 4615, Class GT, 1 Mo. LIBOR x -4 + 16.00%, 0.00% Floor (f)	0.00%	10/15/42	201,859
3,439,129	Series 4938, Class IB, IO	4.00%	07/01/49	460,351
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,000,000	Series 2020-DNA2, Class B2, 1 Mo. LIBOR + 4.80% (b) (c)	9.31%	02/25/50	887,404
	Federal Home Loan Mortgage Corp. STACR Trust
1,000,000	Series 2019-DNA3, Class B2, 1 Mo. LIBOR + 8.15% (b) (c)	12.66%	07/25/49	1,039,943
1,000,000	Series 2019-DNA4, Class B1, 1 Mo. LIBOR + 2.70% (b) (c)	7.21%	10/25/49	992,013
1,000,000	Series 2019-HQA1, Class B1, 1 Mo. LIBOR + 4.40% (b) (c)	8.91%	02/25/49	1,051,100
1,000,000	Series 2019-HQA3, Class B1, 1 Mo. LIBOR + 3.00% (b) (c)	7.51%	09/25/49	994,073
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
45,519	Series T-56, Class APO	(g)	05/01/43	44,770
	Federal Home Loan Mortgage Corp., STRIPS
25,330	Series 177, IO	7.00%	07/01/26	1,958
522,070	Series 243, Class 2, IO	5.00%	11/01/35	71,790
	Federal National Mortgage Association
20,764	Series 1996-46, Class ZA	7.50%	11/01/26	21,118
33,394	Series 1997-85, Class M, IO	6.50%	12/01/27	706
20,125	Series 2002-80, Class IO, IO	6.00%	09/01/32	1,449
48,477	Series 2003-15, Class MS, IO, 1 Mo. LIBOR x -1 + 8.00% (f)	3.49%	03/25/33	5,503
59,793	Series 2003-44, Class IU, IO	7.00%	06/01/33	9,701
251,092	Series 2004-49, Class SN, IO, 1 Mo. LIBOR x -1 + 7.10% (f)	2.59%	07/25/34	17,721
9,076	Series 2004-74, Class SW, 1 Mo. LIBOR x -2 + 15.50% (f)	6.59%	11/25/31	9,658
273,214	Series 2005-122, Class SN, 1 Mo. LIBOR x -4 + 28.60% (f)	10.58%	01/25/36	318,401
28,099	Series 2005-59 Class SU, 1 Mo. LIBOR x -5 + 25.50% (f)	2.97%	06/25/35	28,917

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$59,583	Series 2005-6, Class SE, IO, 1 Mo. LIBOR x -1 + 6.70% (f)	2.19%	02/25/35	$4,955
29,111	Series 2007-100, Class SM, IO, 1 Mo. LIBOR x -1 + 6.45% (f)	1.94%	10/25/37	2,971
172,256	Series 2007-37, Class SB, IO, 1 Mo. LIBOR x -1 + 6.75% (f)	2.24%	05/25/37	18,287
294,177	Series 2008-17, Class BE	5.50%	10/01/37	300,944
667,946	Series 2010-103, Class ID, IO	5.00%	09/01/40	113,817
340,508	Series 2010-59, Class EI, IO	6.00%	06/01/40	62,133
41,000	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00% (f)	3.16%	09/01/40	44,823
488,517	Series 2011-81, Class PI, IO	3.50%	08/01/26	17,301
59,811	Series 2012-111, Class B	7.00%	10/01/42	64,089
311,299	Series 2012-112, Class BI, IO	3.00%	09/01/31	7,950
1,385,334	Series 2012-125, Class MI, IO	3.50%	11/01/42	200,759
16,897	Series 2013-132, Class SW, 1 Mo. LIBOR x -2.67 + 10.67%, 0.00% Floor (f)	0.00%	01/01/44	13,857
1,814,961	Series 2013-32, Class IG, IO	3.50%	04/01/33	209,244
216,223	Series 2013-51, Class PI, IO	3.00%	11/01/32	19,673
1,430,914	Series 2015-20, Class ES, IO, 1 Mo. LIBOR x -1 + 6.15% (f)	1.64%	04/25/45	188,607
137,498	Series 2015-76, Class BI, IO	4.00%	10/01/39	5,156
63,852	Series 2015-97, Class AI, IO	4.00%	09/01/41	180
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	44,961
2,730,552	Series 2017-109, Class SJ, IO, 1 Mo. LIBOR x -1+ 6.20% (f)	1.69%	01/25/48	344,687
1,140,494	Series 5112, Class ID, IO	7.00%	01/01/30	124,213
1,914,242	Series 5179, Class GZ	2.00%	01/01/52	1,155,425
	Federal National Mortgage Association, STRIPS
20,070	Series 305, Class 12, IO (h)	6.50%	12/01/29	1,957
33,822	Series 355, Class 18, IO	7.50%	11/01/33	5,263
478,280	Series 406, Class 6, IO (h)	4.00%	01/01/41	79,606
444,923	Series 413, Class 173, IO (h)	4.50%	07/01/42	78,478
	Government National Mortgage Association
233,002	Series 2004-95, Class QZ	4.50%	11/01/34	231,118
124,344	Series 2005-33, Class AY	5.50%	04/01/35	126,581
41,614	Series 2005-68, Class DP, 1 Mo. LIBOR x -2.41 + 16.43% (f)	5.69%	06/17/35	39,869
27,085	Series 2006-28, Class VS, 1 Mo. LIBOR x -13 + 87.10% (f)	28.79%	06/20/36	45,559
147,216	Series 2007-68, Class PI, IO, 1 Mo. LIBOR x -1 + 6.65% (f)	2.16%	11/20/37	4,913
100,000	Series 2008-2, Class HB	5.50%	01/01/38	100,957
121,275	Series 2008-73, Class SK, IO, 1 Mo. LIBOR x -1 + 6.74% (f)	2.25%	08/20/38	6,849
157,474	Series 2009-79, Class PZ	6.00%	09/01/39	173,983
238,644	Series 2013-104, Class YS, IO, 1 Mo. LIBOR x -1 + 6.15% (f)	1.69%	07/16/43	17,593
126,576	Series 2014-41, Class ST, 1 Mo. LIBOR x -2.67 + 11.47%, 0.00% Floor (f)	0.00%	11/20/42	104,028
3,754,247	Series 2015-158, Class KS, IO, 1 Mo. LIBOR x -1 + 6.25% (f)	1.76%	11/20/45	455,006
75,431	Series 2016-139, Class MZ	1.50%	07/01/45	56,933
157,997	Series 2017-4, Class CZ	3.00%	01/01/47	136,524
127,753	Series 2017-H18, Class DZ (h)	4.63%	09/01/67	125,820
10,736,252	Series 2020-13, Class BT, IO, 1 Mo. LIBOR x -1 + 6.20%, Capped at 0.50% (f)	0.50%	11/20/45	228,444
1,478,000	Series 2022-146, Class PL	4.00%	08/01/52	1,350,957
				13,465,147
	Commercial Mortgage-Backed Securities – 17.3%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
30,000,000	Series K043, Class X3, IO (a)	1.63%	02/01/43	879,834
4,000,000	Series K110, Class X3, IO (a)	3.40%	06/01/48	746,836
3,330,000	Series K112, Class X3, IO (a)	3.00%	07/01/48	543,366

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (Continued)
$4,605,411	Series K115, Class X3, IO (a)	2.96%	09/01/48	$752,474
4,326,216	Series K118, Class X3, IO (a)	2.69%	10/25/48	646,696
1,900,000	Series K122, Class X3, IO (a)	2.63%	01/01/49	287,766
5,000,000	Series K124, Class X3, IO (a)	2.62%	02/01/49	762,190
3,343,856	Series K128, Class X3, IO (a)	2.78%	04/01/31	550,644
980,000	Series K-1512, Class A2	2.99%	05/01/31	899,870
1,831,144	Series K739, Class X3, IO (a)	2.81%	11/25/48	193,587
342,493,775	Series KBX1, Class X1, IO (a)	0.09%	01/01/26	806,710
4,571,896	Series KG06, Class X3, IO (a)	2.73%	10/01/31	759,756
	Federal National Mortgage Association, ACES
13,100,000	Series 2019-M29, Class X4, IO	0.70%	03/01/29	412,665
	Freddie Mac Multiclass Certificates
6,029,139	Series 2021-P011, Class X1, IO (a)	1.79%	09/01/45	770,435
	Government National Mortgage Association
2,235,709	Series 2016-11, Class IO (h)	0.78%	01/01/56	79,513
				9,092,342
	Total U.S. Government Agency Mortgage-Backed Securities			22,557,489
	(Cost $25,712,661)
ASSET-BACKED SECURITIES – 3.2%
	CoreVest American Finance Trust
9,336,955	Series 2021-3, Class XA (a) (c)	2.39%	10/01/54	661,502
	Mid-State Capital Corp. Trust
151,006	Series 2005-1, Class A	5.75%	01/01/40	149,081
	PAGAYA AI Debt Trust
841,744	Series 2022-3, Class A (c)	6.06%	03/15/30	834,441
	Verizon Owner Trust
62,060	Series 2020-A, Class A1B, 1 Mo. LIBOR + 0.27% (b)	4.76%	07/22/24	62,052
	Total Asset-Backed Securities			1,707,076
	(Cost $1,796,917)
	Total Investments – 93.2%			49,033,069
	(Cost $55,553,866)

Net Other Assets and Liabilities – 6.8%	3,559,986
Net Assets – 100.0%	$52,593,055

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	Long	46	Mar 2023	$ 5,267,719	$47
U.S. 5-Year Treasury Notes	Long	8	Mar 2023	873,938	937
Ultra 10-Year U.S. Treasury Notes	Long	18	Mar 2023	2,181,656	6,563
				$8,323,313	$7,547

(a)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(b)	Floating or variable rate security.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s investment advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $28,212,140 or 53.6% of net assets.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $164,411 or 0.3% of net assets.
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at January 31, 2023.
(f)	Inverse floating rate security.
(g)	Zero coupon security.
(h)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

ACES	Alternative Credit Enhancement Securities
ECOFIN	Enterprise 11th District COFI Institutional Replacement Index
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$ 24,768,504	$ —	$ 24,768,504	$ —
U.S. Government Agency Mortgage-Backed Securities	22,557,489	—	22,557,489	—
Asset-Backed Securities	1,707,076	—	1,707,076	—
Total Investments	49,033,069	—	49,033,069	—
Futures Contracts	7,547	7,547	—	—
Total Investments	$ 49,040,616	$ 7,547	$ 49,033,069	$—